CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Comprehensive income:
Net income	$ 295,983	$ 382,029	$ 436,413
Other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year	(65,894)	37,676	(23,815)
Losses reclassified into earnings from other comprehensive income	3,338	3,724	2,696
Other		449
Other comprehensive income (loss) - other instruments:
Unrealized holding gains arising during the year	57	3,574	1,202
(Gains) realized during the year		(4,943)
Comprehensive income	233,484	422,509	416,496
Comprehensive (income) attributable to Noncontrolling Interests	(12,373)	(19,756)	(28,791)
Comprehensive income attributable to controlling interests	$ 221,111	$ 402,753	$ 387,705